Restricted Assets	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Restricted Assets
42.	RESTRICTED ASSETS

As of December 31, 2018 and 2017, the following Bank’s assets are restricted:

Item	12/31/2018	12/31/2017
Debt securities at fair value through profit or loss and other debt securities
• Discount bonds in pesos regulated by Argentine legislation, maturing 2033 securing the regional economies Competitiveness Program – IDB loan No. 3174/OC-AR.	108,633	145,491
• Discount bonds in pesos regulated by Argentine legislation, maturing 2033 used as security in favor of Sedesa (1).	92,659	173,416
• Discount bonds in pesos regulated by Argentine legislation, maturing 2033 securing the sectorial Credit Program of the Province of San Juan. Production investment financing fund.	64,703	12,851
• Discount bonds in pesos regulated by Argentine legislation, maturing 2033 and , National treasury bills in pesos adjusted by CER, maturing 2021 as of December 31, 2018 and Discount bonds in pesos regulated by Argentine legislation, maturing 2033 for minimum statutory guarantee account required for Agents to act in the new categories contemplated under Resolution No. 622/13 of the CNV	24,998	19,399
• Discount bonds in pesos regulated by Argentine legislation, maturing 2033 securing a IDB loan of Province of San Juan No. 2763/OC-AR.	6,609	13,095
• BCRA Internal Bills in pesos, maturing 02-21-2018 as of December 31, 2017, for the performance of forward foreign currency transactions.		78,339
• BCRA Internal Bills in pesos, maturing 02-21-2018 as of December 31, 2017, securing the operation through the negotiation secured transaction segment as the main counterparty of the MAE.		14,243
• Secured bonds under Presidential Decree No. 1579/2002 as security for a loan received from Banco de Inversión y Comercio Exterior SA (BICE).		6,304
• Other public and private securities.	34,259	40,198

Subtotal debt securities at fair value through profit or loss and other debt securities	331,861	503,336

Other financial assets
• Sundry debtors – Other	2,414	1,267
• Sundry debtors – attachment within the scope of the claim filed by the DGR against the City of Buenos Aires for differences on turnover tax.	827	1,221

Subtotal Other financial assets	3,241	2,488

Loans and other financing – non-financial private sector and foreign residents
• Interests derived from contributions made as contributing partner(2)	32,501	163,662

Subtotal loans and other financing – non-financial private sector and foreign residents	32,501	163,662

Financial assets delivered as a guarantee
• Special guarantee checking accounts opened in the BCRA for transactions related to the electronic clearing houses and similar entities.	5,719,689	5,914,284
• Guarantee deposits related to credit and debit card transactions.	747,487	920,557
• Forward purchase for repo transactions	182,448	4,420,094
• Other guarantee deposits	106,596	22,755
Subtotal Financial assets delivered as a guarantee	6,756,220	11,277,690
Other nonfinancial assets
• Real property related to a call option sold	73,006	380,623
Subtotal Other nonfinancial assets	73,006	380,623
Total	7,196,829	12,327,799

(1)

As replacement for the preferred shares of former Nuevo Banco Bisel SA to secure to Sedesa the price payment and the fulfillment of all the obligations assumed in the purchase and sale agreement dated May 28, 2007, maturing on August 11, 2021.

(2)

In order to keep tax benefits related to these contributions, they must be maintained between two and three years from the date they were made. They are related to the following risk funds: Risk fund Los Grobo SGR and Risk fund of Avaluar SGR as of December 31, 2018 and 2017 and Risk fund of Intergarantías SGR and Risk fund of Garantizar SGR as of December 31, 2017.

Additionally, as of January 1, 2017, the amount of restricted assets was 7,722,301.